Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Company’s Operating Leases	The following tables provide information about the Company’s operating leases.
	As of December 31,
Right-of-use asset – operating lease	2023	2022

Cost	$147,539	$131,138
Accumulated amortisation	(107,118)	(60,062)

Total lease cost	$40,421	$71,076

Schedule of Other Information
Other information	Years ended December 31,
	2023	2022

New right-of-uses asset – operating lease and lease liabilities recognized	$45,992	$102,280
Cash paid for amounts included in the measurement of operating lease liabilities	79,769	57,128
Weighted-average remaining lease term - operating leases	0.5 years	1.5 years
Weighted-average discount rate - operating leases	5.625%	5%

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities (undiscounted cash flows) are as follows:
Maturities

2024	$41,141

Total operating lease payments	41,141
Less imputed interest	(720)

Total operating lease liabilities	$40,421